Valuation Allowance for Deferred Tax Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	$ 330.2		$ 324.4
Orogen Investments SA (Luxembourg)
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	41.0		37.9
Gold Fields Arctic Platinum Oy
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	23.2		28.8
Living Gold (Pty) Limited
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets		[1]	4.8	[1]
GFI Joint Venture Holdings
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	266.0		252.3
Other
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets			$ 0.6

[1]	Valuation allowance not raised at December 31, 2013 as it was distributed as part of the Sibanye Gold spin-off.